Shareholders’ Equity (Details Narrative) - USD ($)						6 Months Ended
	Feb. 04, 2025	Jan. 15, 2025	Sep. 25, 2024	Sep. 04, 2024	Jun. 06, 2023	Jun. 30, 2025	Dec. 31, 2024	Sep. 03, 2024	Jun. 30, 2024	Mar. 08, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, authorized						500,000,000
Common stock, par value						$ 0.0001
Ordinary shares voting rigths						Each holder of Class A ordinary share is entitled to exercise one vote for each Class A ordinary held on any and all matters to be voted thereon in a general meeting of shareholders, and each holder of Class B ordinary share is entitled to exercise ten votes for each Class B ordinary share held on any and all matters to be voted thereon in a general meeting of shareholders.
Conversion of stock, shares converted			1,350,000	6,000,000
Remaining balance					$ 800,000
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Capital contribution from shareholder, shares					3,899,999
Capital contribution from shareholder					$ 3,899,999
Dividend distribution					$ 3,099,999
OA Option [Member]
Class of Stock [Line Items]
Capital contribution from shareholder, shares		315,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, authorized						450,000,000	450,000,000
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued						9,765,000	7,350,000
Conversion of stock, shares converted			1,350,000	6,000,000
Ordinary shares, shares issued						7,350,000
Common stock, shares outstanding						9,765,000	7,350,000
Common Class A [Member] | OA Option [Member]
Class of Stock [Line Items]
Capital contribution from shareholder, shares	315,000
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Capital contribution from shareholder, shares		2,100,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, authorized						50,000,000	50,000,000	29,999,999
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued						22,650,000	22,650,000		30,000,000	1	30,000,000
Conversion of stock, shares converted			1,350,000	6,000,000
Ordinary shares, shares issued						22,650,000
Capital contribution from shareholder, shares						29,999,999
Stock issued during period shares stock splits						29,999,999
Common stock, shares outstanding						22,650,000	22,650,000		30,000,000		30,000,000
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Common stock, par value					$ 1